Loan Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Summary of Minimum Future Principal Payments

The minimum future principal payments are as follows (in thousands):

Year Ending December 31,
2015	$3,321
Unamortized discount relating to warrants	(197)
Total	3,124
Less current portion	(3,124)
Long-term portion	$-

Fair Value of Preferred Stock Warrants Calculated using Black-Scholes Assumptions

The Company’s warrants were valued using the Black-Scholes option-pricing model.  The fair values were derived by applying the following assumptions:

December 31, 2013
Expected life	4-8 years
Risk-free interest rate	2.90%
Expected volatility	64%-84%
Expected dividend rate	—%

Loan and Security Agreement with Bank [Member]
Debt Instrument [Line Items]
Fair Value of Preferred Stock Warrants Calculated using Black-Scholes Assumptions

The following table shows the Black-Scholes assumptions used to value the preferred stock warrants in connection with the loan and security agreement on the respective dates:

	Series D Preferred Stock Warrants
	December 2011	March 2012	August 2012
Contractual life	10 years	9.69 years	9.29 years
Volatility rate	80%	80%	80%
Risk-free interest rate	1.98%	2.17%	1.68%
Expected dividends	—	—	—